Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Baidu, Inc.
Entity Central Index Key	0001329099
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	000-51469
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Baidu CampusNo. 10 Shangdi 10th Street
Entity Address, City or Town	Haidian District
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Baidu Campus No. 10 Shangdi 10th Street
Entity Address, City or Town	Haidian District
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Local Phone Number	5992-8888
City Area Code	86 10
Contact Personnel Name	Herman Yu, Chief Financial Officer
Contact Personnel Fax Number	(86 10) 5992-0000
Contact Personnel Email Address	ir@baidu.com
Class A Ordinary Shares
Document Information [Line Items]
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	27,381,621
Security Exchange Name	NASDAQ
Title of 12(g) Security	Class A ordinary shares, par value US$0.00005 per share
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,201,254
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	BIDU
Security Exchange Name	NASDAQ
Title of 12(g) Security	American depositary shares